RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. Related party transactions

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation, and are not disclosed in this note.

a) Key Management Remuneration

Key management includes directors (executive and non-executive), the Chief Executive Officer ("CEO"), the Chief Financial Officer, and the senior executives reporting directly to the CEO. The remuneration of the key management of the Company as defined above, during the years ended December 31, 2022, December 31, 2021 and December 31, 2020 was as follows:

	For the year ended ended
	December 31, 2022	December 31, 2021	December 31, 2020
Salaries and bonus	$864,300	$938,542	$542,558
Compensation expense-share-based payments	$374,014	$724,035	$188,601
	$1,238,314	$1,662,577	$731,159

b) Other Related Party Transactions

As at December 31, 2022, an amount of $10,933 relating to advances provided to the Company was due to Arnold Kondrat ("Mr. Kondrat"), the Executive Chairman and a director of the Company (December 31, 2021 - $67,477 related to salary and advances to the Company). Total amount paid to Mr. Kondrat for the year ended December 31, 2022 was $250,000 (2021 and 2020 - $500,000 and $242,497, respectively).

As at December 31, 2022, an amount of $393,183 was due from Gentor Resources Inc. (a company with common directors) related to common expenses (December 31, 2021 - $216,148 ).

As at December 31, 2022, an amount of $194,539 was due from KGL Resources Ltd. (a company with a common officer) related to common expenses (December 31, 2021 - $68,926 ).

The amounts included in due to or from related party are unsecured, non-interest bearing and are payable on demand.